Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 26, 2016
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001558107
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 26, 2016
Clarkston Select Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alpsseries_ProspectusSupplementTextBlock

ALPS SERIES TRUST

Clarkston Select Fund
Clarkston Founders Fund
(the “Funds”)

     Supplement dated January 4, 2017 to the Funds’ Prospectus dated April 26, 2016 (the “Prospectus”)

The following risk factor has been added to the “Principal Risks of the Fund” section in the Summary section of the Prospectus for each Fund:

“Cash Sweep Program Risk. The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.”

The following risk factor has been added to the “What are the Principal Risks of Investing in the Funds” section of the “More on each Fund’s Investment and Related Risks” section of the Prospectus:

“Cash Sweep Program Risk. The Funds may invest in cash sweep programs administered by the Funds’ custodian or another third party through which the Funds’ cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which a Fund’s cash sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.”

The “Cash Position” risk factor in the “What are the Non-Principal Risks of Investing in the Fund?” section of the “More on each Fund’s Investment and Related Risks” section of the Prospectus has been amended as follows:

“Cash Position Risk. A Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts for many reasons including, (i) as part of the Adviser’s strategy in order to take advantage of investment opportunities as they arise, (ii) when the portfolio managers believe that market conditions are unfavorable for profitable investing for the Fund, (iii) when the portfolio managers are otherwise unable to locate attractive investment opportunities for the Fund, (iv) as a temporary measure in order to meet redemption requests, or (v) as a defensive measure in response to adverse market or economic conditions. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Clarkston Founders Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alpsseries_ProspectusSupplementTextBlock

ALPS SERIES TRUST

Clarkston Select Fund
Clarkston Founders Fund
(the “Funds”)

     Supplement dated January 4, 2017 to the Funds’ Prospectus dated April 26, 2016 (the “Prospectus”)

The following risk factor has been added to the “Principal Risks of the Fund” section in the Summary section of the Prospectus for each Fund:

“Cash Sweep Program Risk. The Fund may invest in cash sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.”

The following risk factor has been added to the “What are the Principal Risks of Investing in the Funds” section of the “More on each Fund’s Investment and Related Risks” section of the Prospectus:

“Cash Sweep Program Risk. The Funds may invest in cash sweep programs administered by the Funds’ custodian or another third party through which the Funds’ cash holdings are placed in interest-bearing savings accounts or demand deposit accounts at various banks. All sweep vehicles, whether or not registered under the 1940 Act, carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which a Fund’s cash sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, a Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.”

The “Cash Position” risk factor in the “What are the Non-Principal Risks of Investing in the Fund?” section of the “More on each Fund’s Investment and Related Risks” section of the Prospectus has been amended as follows:

“Cash Position Risk. A Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts for many reasons including, (i) as part of the Adviser’s strategy in order to take advantage of investment opportunities as they arise, (ii) when the portfolio managers believe that market conditions are unfavorable for profitable investing for the Fund, (iii) when the portfolio managers are otherwise unable to locate attractive investment opportunities for the Fund, (iv) as a temporary measure in order to meet redemption requests, or (v) as a defensive measure in response to adverse market or economic conditions. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.